UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-22478

Bennett Group of Funds

(Exact name of registrant as specified in charter)

5335 Wisconsin Ave NW, Suite 500

Washington, DC 20015

(Address of principal executive offices) (Zip code)

Dawn J. Bennett

5335 Wisconsin Ave NW, Suite 500

Washington, DC 20015

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 286-2268

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BENNETT NEW ECONOMIC ERA GLOBAL CONSERVATIVE FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2013
(Unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS - 47.6%
Asset Allocation Fund - 0.5%
CurrencyShares Swiss Franc Trust(a)	17	$1,837

Commodity Fund - 20.4%
ETFS Physical Palladium Shares(a)	83	6,057
ETFS Physical Silver Shares(a)	381	11,861
ETFS Platinum Trust Shares(a)	36	5,929
ProShares Ultra Gold(a)	645	54,264

		78,111

Equity Fund - 26.7%
Global X FTSE® Colombia 20 ETF	198	4,435
iShares® FTSE® China 25 Index Fund	107	4,437
iShares® MSCI All Peru Capped Index Fund	92	4,263
iShares® MSCI Australia Index Fund	173	4,519
iShares® MSCI Brazil Index Fund	77	4,371
iShares® MSCI Japan Index Fund	1,217	12,134
iShares® MSCI Malaysia Index Fund	356	5,144
iShares® MSCI Singapore Index Fund	323	4,448
iShares® MSCI South Africa Index Fund	63	4,173
iShares® MSCI South Korea Index Fund	69	4,110
iShares® MSCI Taiwan Index Fund	330	4,422
iShares® MSCI Thailand Index Fund	65	5,667
iShares® MSCI Turkey Index Fund	28	1,893
Market Vectors® Egypt Index ETF	148	1,840
Market Vectors® Vietnam ETF	277	5,928
PowerShares® India Portfolio	233	4,567
ProShares UltraPro Short QQQ(a)	702	26,044

		102,395

TOTAL EXCHANGE-TRADED FUNDS (Cost $186,480)		182,343

CLOSED-END FUNDS - 1.1%
Equity Fund - 1.1%
The Aberdeen Indonesia Fund, Inc.	362	4,359

TOTAL CLOSED-END FUNDS (Cost $4,485)		4,359

	Par	Value

CORPORATE BONDS - 28.0%
Mining - 26.7%
Alcoa, Inc.,
6.000%, 07/15/2013	$100,000	102,241

Miscellaneous Manufacturers - 1.3%
General Electric Co.,
5.000%, 02/01/2013	5,000	5,000

TOTAL CORPORATE BONDS (Cost $107,306)		107,241

	Shares	Value

SHORT TERM INVESTMENT - 31.2%
Money Market Fund - 31.2%
Dreyfus Cash Management - Institutional Class
0.050%	119,724	$119,724

TOTAL SHORT TERM INVESTMENT (Cost $ 119,724)		119,724

TOTAL INVESTMENTS - 107.9% (Cost $ 417,995)		413,667

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS - (7.9%)		(30,267)

NET ASSETS - 100.0%		$383,400

(a)	Non-Income Producing Security.

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Excahnge.

MSCI - Morgan Stanley Capital International.

BENNETT NEW ECONOMIC ERA GLOBAL GROWTH FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2013
(Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 96.4%
Asset Allocation Fund - 0.3%
CurrencyShares Swiss Franc Trust(a)	14	$1,513

Commodity Fund - 18.8%
ETFS Physical Palladium Shares(a)	111	8,101
ETFS Physical Silver Shares(a)	635	19,768
ETFS Platinum Trust Shares(a)	48	7,906
ProShares Ultra Gold(a)	888	74,707

		110,482

Equity Fund - 77.3%
Global X FTSE® Colombia 20 ETF	895	20,048
iShares® FTSE® China 25 Index Fund	533	22,104
iShares® MSCI All Peru Capped Index Fund	427	19,787
iShares® MSCI Australia Index Fund	781	20,400
iShares® MSCI Brazil Index Fund	350	19,869
iShares® MSCI Japan Index Fund	1,521	15,164
iShares® MSCI Malaysia Index Fund	1,759	25,418
iShares® MSCI Singapore Index Fund	1,463	20,145
iShares® MSCI South Africa Index Fund	294	19,475
iShares® MSCI South Korea Index Fund	323	19,241
iShares® MSCI Taiwan Index Fund	1,497	20,060
iShares® MSCI Thailand Index Fund	293	25,544
iShares® MSCI Turkey Index Fund	280	18,934
Market Vectors® Egypt Index ETF	1,546	19,217
Market Vectors® Vietnam ETF	1,288	27,563
PowerShares® India Portfolio	1,054	20,658
ProShares UltraPro Short QQQ(a)	3,263	121,057

		454,684

TOTAL EXCHANGE-TRADED FUNDS (Cost $572,532)		566,679

CLOSED-END FUNDS - 3.7%
Equity Fund - 3.7%
The Aberdeen Indonesia Fund, Inc.	1,800	21,672

TOTAL CLOSED-END FUNDS (Cost $22,345)		21,672

	Par	Value
CORPORATE BONDS - 0.8%
Miscellaneous Manufacturers - 0.8%
General Electric Co.,
5.000%, 02/01/2013	$5,000	5,000

TOTAL CORPORATE BONDS (Cost $5,000)		5,000

	Shares	Value

SHORT TERM INVESTMENT - 3.8%
Money Market Fund - 3.8%
Dreyfus Cash Management - Institutional Class
0.050%	22,370	$22,370

TOTAL SHORT TERM INVESTMENT (Cost $ 22,370)		22,370

TOTAL INVESTMENTS - 104.7% (Cost $ 622,247)		615,721

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7%)		(27,819)

NET ASSETS - 100.0%		$587,902

(a)	Non-Income Producing Security.

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Excahnge.

MSCI - Morgan Stanley Capital International.

Notes to Consolidated Schedules of Investments (Unaudited)

January 31, 2013

The Bennett Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 15, 2010 as a Delaware statutory trust. The Trust currently offers shares of beneficial interest (“shares”) of the Bennett New Economic Era Global Conservative Fund and the Bennett New Economic Era Global Growth Fund (each, a “Fund” and collectively, the “Funds”). The Funds commenced investment operations on June 1, 2011.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of Consolidated Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Consolidated Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Consolidated Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Consolidated Schedule of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2013.

Securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the high cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2013:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$182,343	$–	$–	$182,343
Closed-End Funds	4,359	–	–	4,359
Corporate Bonds	–	107,241	–	107,241
Short Term Investment	119,724	–	–	119,724
Total	$306,426	$107,241	$–	$413,667

Bennett New Economic Era Global Growth Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$566,679	$–	$–	$566,679
Closed-End Funds	21,672	–	–	21,672
Corporate Bonds	–	5,000	–	5,000
Short Term Investment	22,370	–	–	22,370
Total	$610,721	$5,000	$–	$615,721

Investments in Wholly-Owned Subsidiaries: The Funds each wholly owns and controls a company organized under the laws of the Cayman Islands: Bennett Conservative Cayman Series and Bennett Growth Cayman Series (each, a “Subsidiary,” or collectively, the “Subsidiaries”), respectively.

Basis for Consolidation: The Subsidiaries commenced operations on June 1, 2011. The Funds commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly owned subsidiary. Each Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in a Subsidiary. Each Subsidiary participates in the same investment goal as the Fund. Each Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. Each Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, each Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of each Fund’s investment through a Subsidiary, the Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiaries are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

The following table shows the amount of each Fund’s investment in its corresponding Subsidiary:

Series	Subsidiaries	Subsidiary Total Net Assets Held at 01/31/13	Percentage of Series’ Total Net Assets at 01/31/13
Bennett New Economic Era Global Conservative Fund	Bennett Conservative Cayman Series	$47,681	12.4%
Bennett New Economic Era Global Growth Fund	Bennett Growth Cayman Series	$91,633	15.6%

NOTE 2- TAX BASIS INFORMATION

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of January 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Bennett New Economic Era Global Conservative Fund	Bennett New Economic Era Global Growth Fund

Unrealized Appreciation	$1,020	$3,426
Unrealized (Depreciation)	(5,348)	(9,952)

Net Unrealized Appreciation	(4,328)	(6,526)

Cost of investments for income tax purposes	417,995	622,247

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bennett Group of Funds

By:	/s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date:	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dawn J. Bennett
Dawn J. Bennett, President
(principal executive officer)

Date:	March 28, 2013

By:	/s/ Tim Augustin
Tim Augustin, Treasurer and Secretary
(principal financial officer)

Date:	March 28, 2013